LONG-TERM DEBT AND CREDIT AGREEMENTS - Principal Payments on Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 1,796
2025	1,314
2026	1,528
2027	1,718
2028	1,527
Thereafter	10,475
Total Long-term debt and current related maturities	18,358	$ 16,853
Less: Current maturities of long-term debt	1,796	1,730
Total Long-term debt	$ 16,562	$ 15,123